Significant Accounting Policies and Recently Issued Accounting Standards - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended
	Apr. 14, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Franchise Agreements Prior to April 1, 2013 [Member]	Sep. 30, 2014 Franchise Agreements Prior to April 1, 2013 [Member]	Jun. 30, 2014 Franchise Agreements on or after April 1, 2013 [Member]	Sep. 30, 2014 Franchise Agreements on or after April 1, 2013 [Member]	Jun. 30, 2014 Pre Opening Inspections [Member]	Sep. 30, 2014 Pre Opening Inspections [Member]	Jun. 30, 2014 Pre Opening Training Marketing [Member]	Sep. 30, 2014 Pre Opening Training Marketing [Member]
Summary Of Significant Accounting Policies [Line Items]
Pre-opening inspections												$ 2,500	$ 2,500	$ 5,000	$ 5,000
Royalty fee								4.00%	4.00%	4.50%	4.50%
Royalty fee								4.50%	4.50%	5.00%	5.00%
Increase in royalty fee								0.50%	0.50%	0.50%	0.50%
Management fees		500,000	700,000	1,700,000	2,300,000	2,000,000	1,800,000
Royalty fee from new franchisees outside of the US											4.50%
Percentage of dividend paid deduction			90.00%
Number of subsequent taxable years			4 years
Redeemed for cash totaling	3,900,000
Net deferred tax expense	$ (321,054,000)		$ (321,054,000)